5. Lines of Credit (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued interest	$ 31,793	$ 29,918	$ 22,418
Line of credit balance	75,000	75,000	0
Line of Credit [Member]
Accrued interest	$ 31,793	29,918	22,418
TVP Investments [Member]
Line of credit initiation date	Oct. 15, 2012
Line of credit maximum amount	$ 500,000
Line of credit interest rate	10.00%
Line of credit expiration date	Dec. 31, 2019
Line of credit balance	$ 75,000	$ 75,000
Wells Fargo [Member]
Line of credit maximum amount	$ 3,000
Line of credit interest rate	18.00%
Line of credit balance			$ 0